EARNINGS PER SHARE - Summary of Company's Potentially Dilutive Securities Excluded - Time-based Options Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Time-based Options Outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	140,135	140,135